COMMITMENTS - Other Commitments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Operating Credit Facilities
Other Commitments [Line Items]
Year 1	$ 0
Year 2	0
Year 3	0
Year 4	0
Year 5	3,050
Thereafter	0
Letters of credit
Other Commitments [Line Items]
Year 1	179
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Guarantees
Other Commitments [Line Items]
Year 1	475
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Retirement Compensation Arrangements
Other Commitments [Line Items]
Year 1	153
Prudential Support From IESO
Other Commitments [Line Items]
Year 1	19
Various Operating Purposes
Other Commitments [Line Items]
Year 1	$ 7